UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

Parr Family of Funds

(Exact name of registrant as specified in charter)

5100 Poplar Avenue, Suite 3117 Memphis, Tennessee	38137
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 901.680.5266

Date of fiscal year end:  04/30/2011

Date of reporting period: 10/31/2010

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders for the period ended October 31, 2010 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

SEMI-ANNUAL REPORT October 31, 2010 For additional information call Toll Free: (877) -CHINA35 (877) - 244-6235

Parr Family of Funds	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period and held for the entire period of 05/01/10 through 10/31/10.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the six month period ended October 31, 2010

Actual Fund Return (in parentheses)	Beginning Account Value 05/01/10	Ending Account Value 10/31/10	Expenses Paid During Period*
The USX China Fund Class A (-17.29%)	$ 1,000.00	$ 827.10	$ 10.36
The USX China Fund Class C (-17.59%)	1,000.00	824.10	13.79
Hypothetical 5% Fund Return	Beginning Account Value 05/01/10	Ending Account Value 10/31/10	Expenses Paid During Period*
The USX China Fund Class A	$ 1,000.00	$ 1,013.86	$ 11.42
The USX China Fund Class C	1,000.00	1,010.08	15.20

*Expenses are equal to the Fund’s expense ratios of 2.25% and 3.00% for The USX China Fund Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235.  Please read it carefully before you invest or send money.

Parr Family of Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
October 31, 2010 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - (89.45%)	Shares	Fair Value

ADVERTISING (3.34%)
China MediaExpress Holdings, Inc. *	10,000	$154,600
ChinaNet Online Holdings, Inc. *	83,000	336,980
		491,580

AGRICULTURE (2.67%)
Tianli Agritech, Inc. *	15,000	85,350
Fujian Yada Group (Acquired 08/09/2010, Cost $157,498) * F, R	19,987	157,498
Southern China Livestock, Inc. (Acquired 03/22/2010, Cost $150,000) * F, R	30,000	150,000
		392,848

AUTO MANUFACTURERS (1.37%)
Kandi Technologies Corp. *	35,997	202,303

BUILDING MATERIALS (4.68%)
China Advanced Construction Materials Group, Inc. *	52,000	249,080
China Infrastructure Construction Corp. *	160,000	440,000
		689,080

CHEMICALS (1.62%)
Changda International Holdings, Inc. *	111,000	69,819
Daqo New Energy Corp. - ADR *	500	6,380
Keyuan Petrochemicals, Inc. *	32,000	162,880
		239,079

COAL (0.60%)
Puda Coal, Inc. *	10,000	88,100

COMMERCIAL SERVICES (3.78%)
China Education Alliance, Inc. *	30,000	148,800
China Redstone Group, Inc. *	52,000	208,000
China Redstone Group, Inc. (Acquired 02/19/2010, Cost $164,000) * F, R	50,000	200,000
		556,800

ELECTRICAL COMPONENTS & EQUIPMENT (12.00%)
China Electric Motor, Inc. *	32,000	157,120
China Intelligent Lighting and Electronics, Inc. *	28,500	82,650
China Power Equipment, Inc. *	52,000	124,800
China Ritar Power Corp. *	81,000	305,370
GC China Turbine Corp. *	245,000	196,000
Lihua International, Inc. *	25,000	266,750
New Energy Systems Group *	51,000	321,300
NIVS IntelliMedia Technology Group, Inc. *	110,000	313,500
		1,767,490

ENERGY - ALTERNATE SOURCES (0.62%)
China Integrated Energy, Inc. *	11,000	91,190

ENVIROMENTAL CONTROL (0.04%)
Duoyuan Global Water, Inc. - ADR *	500	6,255

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
October 31, 2010 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - (89.45%) (continued)	Shares	Fair Value

FOOD & BEVERAGE (25.19%)
American Lorain Corp. *	62,000	$189,100
American Lorain Corp. (Acquired 09/09/2010, Cost $30,240) * F, R	10,800	32,940
China Marine Food Group Ltd. *	72,000	419,040
China Nutrifruit Group Ltd. *	50,000	155,000
Emerald Acquisition Corp. * F, W	50,000	250,000
Emerald Dairy, Inc. *	204,500	212,680
HQ Sustainable Maritime Industries, Inc. *	60,000	198,600
QKL Stores, Inc. *	52,000	282,360
Rodobo International, Inc. *	57,000	99,750
SkyPeople Fruit Juice, Inc. *	65,000	375,700
Yanglin Soybean, Inc. * F	48,100	48,100
Yuhe International, Inc. *	92,000	737,840
Zhongpin, Inc. *	35,000	707,700
		3,708,810
HEALTHCARE PRODUCTS (0.92%)
China Kanghui Holdings, Inc. - ADR *	7,000	136,010

INTERNET (0.70%)
Moqizone Holdings Corp. * F	15,200	25,080
Subaye, Inc. *	8,000	77,840
		102,920

IRON & STEEL (0.66%)
China Gerui Advanced Materials Group Ltd. *	15,500	96,875

LEISURE TIME (0.77%)
SOKO Fitness & Spa Group, Inc. *	27,000	113,400

MACHINERY DIVERSIFIED (7.09%)
China Valves Technology, Inc. *	76,000	662,720
NF Energy Saving Corp. *	72,500	381,350
		1,044,070

MEDIA (1.16%)
China Yida Holding Co. *	16,000	170,080

OIL & GAS (4.74%)
China North East Petroleum Holdings Ltd. *	100,000	670,000
Longwei Petroleum Investment Holding Ltd. *	10,000	27,800
		697,800

PHARMACEUTICALS (7.26%)
Biostar Pharmaceuticals, Inc. *	51,000	145,350
China Sky One Medical, Inc. *	15,000	136,650
Shengtai Pharmaceutical, Inc. *	100,000	135,000
Skystar Bio-Pharmaceutical Co. Ltd. *	59,500	486,710
Tianyin Pharmaceutical Co., Inc.	50,000	166,000
		1,069,710

RETAIL (1.76%)
China Jo-Jo Drugstores, Inc. *	52,500	259,875

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
October 31, 2010 (Unaudited)		SEMI-ANNUAL REPORT

COMMON STOCK - (89.45%) (continued)		Shares	Fair Value

SOFTWARE (4.39%)
Kingtone Wirelessinfo Solution Holding Ltd. - ADR *		113,000	$376,290
SinoHub, Inc. *		120,000	270,000
			646,290
TELECOMMUNICATIONS (3.40%)
ZST Digital Networks, Inc. *		67,000	501,160

TRANSPORTATION (0.67%)
Andatee China Marine Fuel Services Corp. *		20,000	98,800

TOTAL COMMON STOCK (Cost $13,345,208)			13,170,525

PREFERRED STOCK - (8.57%)

ADVERTISING (1.10%)
ChinaNet Online Holdings, Inc.		40,000	162,400

FOOD & BEVERAGE (2.11%)
China Nutrifruit Group Ltd.		10,000	310,000

HOUSING CONSTRUCTION (0.81%)
China Wood, Inc. (Acquired 09/01/2010, Cost $120,000) F, R		30,000	120,000

INTERNET (0.44%)
MoqiZone Holdings Corp. F		70	64,165

OIL & GAS (3.44%)
Longwei Petroleum Investment Holding Ltd. *		182,000	505,960

TRANSPORTATION (0.68%)
China Dredging Group (Acquired 10/25/2010, Cost $100,000) F, R		20,000	100,000

TOTAL PREFERRED STOCK (Cost $920,200)			1,262,525

	Expiration Date -
WARRANTS - (1.71%)	Exercise Price
American Lorain Corp. A *	05/02/15 - $ 3.00	14,000	700
American Lorain Corp. B *	11/02/13 - $ 3.00	4,000	200
Benda Pharmaceutical, Inc. *	11/15/11 - $ 0.555	757,218	-
China Infrastructure Construction Corp. *	03/05/13 - $ 6.00	50,000	-
China North East Petroleum Holdings Ltd. *	03/08/12 - $ 6.00	8,000	5,600
China Nutrifruit Group Ltd. *	10/08/13 - $ 3.30	25,000	-
China Redstone Group, Inc. (Acquired 02/19/2010, Cost $0) * F, R	02/23/14 - $ 4.10	25,000	-
China Wood, Inc. (Acquired 09/01/2010, Cost $0) * F, R	09/01/15 - $ 4.80	15,000	-
ChinaNet Online Holdings, Inc. A *	08/20/12 - $ 3.00	20,000	21,200
ChinaNet Online Holdings, Inc. B *	08/20/14 - $ 3.75	20,000	6,200
Emerald Acquisition Corp. * F, W	10/22/14 - $ 6.00	25,000	-
Fujian Yada Group (Acquired 08/09/2010, Cost $0) * F, R	08/20/13 - $ 9.45	3,997	-
HQ Sustainable Maritime Industries, Inc. *	08/13/15 - $ 4.5156	10,000	-
L & L Energy, Inc. *	11/06/14 - $ 5.62	12,000	30,600

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
October 31, 2010 (Unaudited)		SEMI-ANNUAL REPORT

WARRANTS - (1.71%) (continued)		Shares	Fair Value
Longwei Petroleum Investment Holding Ltd. *	10/29/12 - $ 2.255	182,000	95,550
MoqiZone Holdings Corp. A * F	05/31/12 - $ 2.50	19,445	-
MoqiZone Holdings Corp. B * F	05/31/12 - $ 3.00	19,445	-
Rodobo International, Inc. *	06/17/15 - $ 3.50	18,500	-
Shengtai Pharmaceutical, Inc. *	05/15/12 - $ 2.60	100,000	-
SinoCoking Coal and Coke Chemical Industries, Inc. *	03/10/15 - $ 12.00	12,500	-
SinoHub, Inc. B *	09/10/13 - $ 3.00	50,000	-
SmartHeat, Inc. *	08/22/11 - $ 6.00	20,000	1,470
Southern China Livestock, Inc. (Acquired 03/22/2010, Cost $0) * F, R	03/28/14 - $ 5.50	15,000	-
Wuhan General Group China, Inc. *	02/07/12 - $ 2.563	180,000	90,000

TOTAL WARRANTS (Cost $103,267)			251,520

TOTAL INVESTMENTS (Cost $14,368,675) - 99.73%			$14,684,570
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.27%			40,092
NET ASSETS - 100%			$14,724,662

* Non-income producing security.
ADR American Depositary Receipt.
F         This security was valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees.  The total fair value of such securities at October 31, 2010 is $1,147,783 which represents 7.79% of total net assets.  These securities are classified as either level 2 or level 3 of the fair value heirarchy.  For details relating to each fair valued security, please see Note 1.

R         This security is restricted from sale until certain regulatory filings are approved.  The total fair value of such securities at October 31, 2010 is $760,438 which represents 5.16% of total net assets.  These securities are classified as either level 2 or level 3 of the fair value heirarchy.  For details relating to each restricted security, please see Note 1.

W This security is a when-issued security.

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds STATEMENT OF ASSETS AND LIABILITIES - October 31, 2010 (Unaudited)	SEMI-ANNUAL REPORT

The USX China Fund
Assets:
Investments, at fair value (cost: $14,368,675)	$14,684,570
Receivables:
Investments sold	109,134
Dividends and interest	9
Prepaid expenses	45,070
Due from Advisor	1,538
Total assets	14,840,321

Liabilities:
Payables:
Investments purchased	22,859
Due to Custodian	9,119
Capital shares redeemed	51,309
Distribution fees	7,806
Due to Administrator	10,407
Other liabilities and accrued expenses	14,159
Total liabilities	115,659
Net Assets	$14,724,662

Net Assets consist of:
Common stock	$1,555
Additional paid-in capital	21,227,852
Accumulated net investment loss	(136,774)
Accumulated realized loss on investments	(6,683,866)
Net unrealized depreciation on investments	315,895

Total Net Assets (1,549,664 shares outstanding; unlimited shares of $0.001 par value authorized)	$14,724,662

Class A shares:
Net Assets applicable to 1,468,648 shares outstanding	$13,977,248
Net Asset Value per share	$9.52

Offering price per share Class A *	$9.97

Minimum redemption price per share Class A **	$9.47

Class C shares:
Net Assets applicable to 81,016 shares outstanding	$747,414
Net Asset Value and offering price per share	$9.23

Minimum redemption price per share Class C ***	$9.14

*	A maximum sales charge of 4.50% is imposed on Class A shares.
**	Class A shareholders pay a 0.50% contingent deferred sales charge (“CDSC”) if Class A share purchases exceeding $3 million are redeemed within one year of purchase.
***	A CDSC of 1.00% is imposed in the event of certain redemption transactions within one year of purchase.

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds STATEMENT OF OPERATIONS	SEMI-ANNUAL REPORT

The USX China Fund

For the Six-Month
Period Ended
October 31, 2010
(Unaudited)
Investment income:
Dividends	$28,569
Interest	322
Total investment income	28,891

Expenses:
Investment advisory fees	90,339
Distribution fees - Class A	17,049
Distribution fees - Class C	4,073
Accounting and transfer agent fees	37,808
Insurance fees	17,115
Legal fees	17,098
Registration fees	12,574
Audit fees	10,586
Compliance officer compensation	9,075
Custody fees	8,510
Miscellaneous	6,876
Out of pocket expenses	6,240
Trustee fees	4,135
Pricing fees	3,125
Printing fees	1,159
Total expenses	245,762
Less: fees waived and expenses absorbed	(80,097)
Net expenses	165,665

Net investment loss	(136,774)

Realized and unrealized loss on investments:
Net realized loss on investments	(1,432,091)
Net change in unrealized depreciation on investments	(1,677,499)
Net loss on investments	(3,109,590)

Net decrease in net assets resulting from operations	$(3,246,364)

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds STATEMENT OF CHANGES IN NET ASSETS	SEMI-ANNUAL REPORT

	The USX China Fund

	For the Six-Month Period Ended	For the Year Ended
	October 31, 2010	April 30, 2010
Increase (Decrease) in Net Assets	(Unaudited)
Operations:
Net investment loss	$(136,774)	$(347,151)
Net realized gain (loss) on investments	(1,432,091)	5,868,540
Net change in unrealized appreciation (depreciation) on investments	(1,677,499)	6,928,849
Net increase (decrease) in net assets resulting from operations	(3,246,364)	12,450,238

Decrease in net assets from capital share transactions (Note 2)	(543,677)	(5,490,814)

Total increase (decrease) in net assets	(3,790,041)	6,959,424

Net Assets:
Beginning of period	$18,514,703	$11,555,279

End of period	$14,724,662	$18,514,703

Accumulated net investment loss	$(136,774)	$-

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds FINANCIAL HIGHLIGHTS Per Share Data For a Share Outstanding Throughout Each Period	SEMI-ANNUAL REPORT

	The USX China Fund
	Class A *

	For the Six-Month Period
	Ended October 31, 2010 (Unaudited)		For the Year Ended April 30, 2010	For the Year Ended April 30, 2009	For the Year Ended April 30, 2008	For the Year Ended April 30, 2007	For the Period September 23, 2005 to April 30, 2006
Net Asset Value, Beginning of Period	$11.51		$5.23	$13.07	$14.62	$12.03	$10.10

Investment Operations:
Net investment income (loss) (a)	(0.08)		(0.18)	(0.16)	(0.23)	(0.15)	0.01
Net realized and unrealized gain (loss) on investments	(1.91)		6.46	(6.95)	1.02	2.80	1.92
Total from investment operations	(1.99)		6.28	(7.11)	0.79	2.65	1.93

Distributions:
From net realized capital gain	-		-	(0.73)	(2.34)	(0.06)	-
Total distributions	-		-	(0.73)	(2.34)	(0.06)	-

Net Asset Value, End of Period	$9.52		$11.51	$5.23	$13.07	$14.62	$12.03

Total Return (c)	(17.29	)%(b)	120.08%	(54.41)%	1.83%	22.09%	19.11	%(b)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$13,977		$17,406	$10,928	$31,650	$32,054	$11,409

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.36	%1	2.97%	3.08%	2.35%	2.80%	9.46	%1
After fees waived and expenses absorbed	2.25	%1	2.14%	2.20%	2.25%	2.18%	1.99	%1

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	2.96	%1	(2.76)%	(2.92)%	(1.51)%	(1.80)%	(7.38	)%1
After fees waived and expenses absorbed	1.85	%1	(1.92)%	(2.04)%	(1.41)%	(1.18)%	0.09	%1

Portfolio turnover rate	39.63%		131.37%	81.83%	75.41%	40.84%	14.52%

(a)	Per share amounts were calculated using the average shares method.
(b)	Aggregate total return, not annualized.
(c)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
1	Annualized.
*	The USX China Fund Class A commenced operations on September 23, 2005.

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds FINANCIAL HIGHLIGHTS Per Share Data For a Share Outstanding Throughout Each Period	SEMI-ANNUAL REPORT

	The USX China Fund
	Class C *

	For the Six-Month
	Period Ended October 31, 2010 (Unaudited)			For the Year Ended April 30, 2010		For the Year Ended April 30, 2009	For the Year Ended April 30, 2009		For the Year Ended April 30, 2007	For the Period July 1, 2005 to April 30, 2006
Net Asset Value, Beginning of Period	$11.20			$5.13		$12.94	$14.59		$12.01	$10.00

Investment Operations:
Net investment income (loss) (a)	(0.12)			(0.26)		(0.24)	(0.35)		(0.26)	(0.10)
Net realized and unrealized gain (loss) on investments	(1.85)			6.33		(6.85)	1.04		2.80	2.11
Total from investment operations	(1.97)			6.07		(7.09)	0.69		2.54	2.01

Distributions:
From net realized capital gain	-			-		(0.73)	(2.34)		-	-
Total distributions	-			-		(0.73)	(2.34)		-	-

Paid-in capital from CDSC fees	-		(b)	-	(b)	0.01	-	(b)	0 .04	-

Net Asset Value, End of Period	$9.23			$11.20		$5.13	$12.94		$14.59	$12.01

Total Return (c)	(17.59	)%(b)		118.32%		(54.74)%	1.12%		21.48%	20.10	%(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$748			$1,109		$627	$2,177		$909	$202

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.11	%1		3.72%		3.83%	3.10%		3.85%	7.94	%1
After fees waived and expenses absorbed	3.00	%1		3.00%		3.00%	3.00%		3.00%	1.67	%1

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	3.72	%1		(3.51)%		(3.67)%	(2.26)%		(2.89)%	(7.40	)% 1
After fees waived and expenses absorbed	2.61	%1		(2.79)%		(2.84)%	(2.16)%		(2.04)%	(1.12	)% 1

Portfolio turnover rate	39.63%			131.37%		81.83%	75.41%		40.84%	14.52%

(a)	Per share amounts were calculated using the average shares method.
(b)	Aggregate total return, not annualized.
(c)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
1	Annualized.
*	The USX China Fund Class C commenced operations on July 1, 2005

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds	SEMI-ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2010 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Parr Family of Funds, (the “Trust”), was organized on February 25, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).  The sole series of shares of the Trust is The USX China Fund (the “Fund”).  The Fund is a non-diversified Fund.  As a non-diversified Fund, it may invest a significant portion of its assets in a small number of companies.  The Fund’s investment objective is long term growth of capital.  The Fund’s investment adviser is Parr Financial Group, LLC (“Parr” or the “Adviser”). The Fund offers two classes of shares, Class A and Class C shares.  The Class C shares commenced operations on July 1, 2005.  The Class A shares commenced operations on September 23, 2005.  Each class differs as to sales and redemption charges and ongoing fees.  Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a)         Investment Valuation - Common stocks and other equity securities listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Equity securities that are traded on the NASDAQ National Market System, for which quotes are readily available, are valued at the official closing price.  Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below.  When an equity security is valued by an independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.  Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.  The Fund normally uses pricing services to obtain market quotations.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation; or (iv) the security or warrant is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale. Consistent with the foregoing, the Trustees have adopted guidelines and instructions for the valuation of restricted securities held by the Fund focusing on such important factors, among others, as valuation, liquidity and availability of relevant information.  These guidelines are implemented by the Fund’s Fair Value Committee and the Adviser, which, subject to the oversight of the Fair Value Committee, reviews relevant market conditions for any restricted security held by the Fund on a daily basis to determine the appropriate value for such restricted security.  Because a fair value determination is based on an assessment of the value of the security pursuant to the policies approved by the Fund's Board of Trustees rather than a market price, the fair value price may differ substantially from the price at which the security may ultimately be traded or sold.  As of October 31, 2010, seventeen (17) securities were fair valued as determined by the Board of Trustees.

b)         Restricted Securities - The Fund may invest in restricted securities and warrants (“Restricted Securities”) through purchases of privately-offered securities of publicly traded companies located or doing business primarily in China.  The investments in 19,987 shares and 3,997 warrants of Fujian Yada Group, 30,000 shares and 15,000 warrants of Southern China Livestock International, Inc., 50,000 shares and 25,000 warrants of China Redstone Group, Inc., 10,800 shares of American Lorain Corp., 30,000 preferred shares and 15,000 warrants of China Wood, Inc. and 20,000 preferred shares of China Dredging Group were initiated by the Adviser as private placement offerings. Other clients of the Adviser can also participate in private placements.  The securities that are part of the private placement offerings are restricted from sale until such time as their registration becomes effective and the restrictions are lifted.

Parr Family of Funds	SEMI-ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2010 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The Adviser, subject to the oversight and approval of the Fair Value Committee, determines the fair value price of Restricted Securities on a daily basis using, among other things, factors and criteria established by the Trustees.  These factors and criteria include, without limitation, the nature and duration of the restrictions on the disposition of the Restricted Security; market trading in the applicable company’s publicly traded stock (the “Reference Stock”); government and economic matters affecting China; and information regarding the applicable company and its business.  Using these factors and criteria, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.  Using the Fair Value Pricing Instructions, the Adviser seeks to determine the price that is representative of the amount that the Fund might reasonably expect to receive for the Restricted Securities upon their current sale.  Since the fair value of these Restricted Securities is determined pursuant to policies approved by the Trustees rather than by use of market prices, shareholders may receive more or less proceeds or shares from redemptions or purchases than they would if market prices were available for the Restricted Securities.  Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, Accounting Standards Codification (“ASC”) 820 (formerly Financial Accounting Standards Board Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2010 in valuing the Fund’s investments carried at fair value:

Security Classification (a)	The USX China Fund
Level 1
Common Stock	$12,306,907
Preferred Stock	978,360
Total Level 1	$13,285,267

Level 2
Common Stock (b)	$463,618
Preferred Stock (b)	284,165
Warrants (b)	251,520
Total Level 2	$999,303

Level 3
Common Stock (b)	$400,000
Warrants (b)	-
Total Level 3	$400,000
Total Investments	$14,684,570

(a)	For a detailed break-out by major industry classification of all securities held by the Fund please refer to the Schedule of Investments.
(b)
Certain securities and warrants are valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees. The sale of certain of these securities is restricted until certain regulatory filings are approved.

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a reconciliation of assets for which level 3 inputs were used in determining value:

	Common Stock	Warrants	Total

Beginning balance April 30, 2010	$350,000	$-	$350,000
Total Realized Gain/Loss	-	-	-
Change in unrealized appreciation	50,000	-	50,000
Cost of Purchases	-	-	-
Proceeds from Sales	-	-	-
Accrued Interest	-	-	-
Net transfers in/out of level 3	-	-	-
Ending balance October 31, 2010	$400,000	$-	$400,000

The total change in unrealized appreciation included in the statement of operations attributable to level 3 investments still held at October 31, 2010 was as follows:

	Common Stock	Warrants	Total

Change in unrealized appreciation	$50,000	$-	$50,000

c)         Federal Income Taxes - The Trust’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

As of and during the six month period ended October 31, 2010, the Fund did not have a liability for any unrecognized tax expenses.  The Fund recognizes interest and penalties, if any, related to unrecognized tax expenses as income tax expense in the statement of operations.  During the six month period ended October 31, 2010, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. Federal tax authorities for tax years before 2007.  The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state.

d)         Distributions to Shareholders - Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.  Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  Accounting principles generally accepted in the United States of America require that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

e)         Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

f)         Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

g)         Subsequent Events - In accordance with GAAP, management has evaluated subsequent events through the issuance of the financial statements and has noted no such events.

Parr Family of Funds	SEMI-ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2010 (Unaudited)

2.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for The USX China Fund Class A shares for the six-month period ended October 31, 2010 were as follows:

	Class A
	Shares	Amount
Sold	58,883	$534,495
Reinvested	-	-
Redeemed	(102,077)	(920,930)
Net Decrease	(43,194)	$(386,435)

Transactions in shares of capital stock for The USX China Fund Class C shares for the six-month period ended October 31, 2010 were as follows:

	Class C
	Shares	Amount
Sold	956	$8,868
Reinvested	-	-
Redeemed	(18,951)	(166,110)
Net Decrease	(17,995)	$(157,242)

Transactions in shares of capital stock for The USX China Fund Class A shares for the year ended April 30, 2010 were as follows:

	Class A
	Shares	Amount
Sold	216,468	$2,055,032
Reinvested	-	-
Redeemed	(795,453)	(7,309,216)
Net Decrease	(578,985)	$(5,254,184)

Transactions in shares of capital stock for The USX China Fund Class C shares for the year ended April 30, 2010 were as follows:

	Class C
	Shares	Amount
Sold	23,341	$258,840
Reinvested	-	-
Redeemed	(46,622)	(495,470)
Net Decrease	(23,281)	$(236,630)

3.	INVESTMENT TRANSACTIONS

For the six-month period ended October 31, 2010, aggregate purchases and sales of investment securities (excluding short-term investments) for The USX China Fund were as follows:

Purchases	Sales
$5,759,139	$6,243,579

There were no government securities purchased or sold during the period.

Parr Family of Funds	SEMI-ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2010 (Unaudited)

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to the Advisory Agreement, the Adviser provides investment management services to the Fund in accordance with its investment objectives, policies and restrictions.  As compensation for the investment advisory services provided to the Fund, the Fund pays the Adviser a monthly fee based on an annualized rate of 1.25% of the average daily net asset value of the Fund.  For the six-month period ended October 31, 2010, the Adviser earned $90,339 of advisory fees.

The Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 2.00% of the average daily net assets of the Fund through October 1, 2011. As a result, the Fund's "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) will be limited to 2.25% for Class A shares and 3.00% for Class C shares.  It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund. For the six month period ended October 31, 2010, the Adviser waived advisory fees of $80,097.

One trustee of the Fund is also an officer of the Adviser.  Certain officers of the Fund are also employees of the Adviser.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with Matrix Capital Group, Inc. (“Matrix”).  Pursuant to the ICSA, Matrix will provide day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services.

For its services, Matrix receives a minimum fee of $6,250 per month, plus out of pocket expenses.  In addition, the following asset based fees will apply at the following breakpoints: 0.10% on assets between $20 million and $50 million; 0.075% on the next $50 million; 0.05% on the next $100 million; 0.03% in excess of $200 million of daily net assets.  For the six-month period ended October 31, 2010, Matrix earned $44,048, including out of pocket expenses with $8,832 remaining payable at October 31, 2010.

Pursuant to the ICSA, Matrix will provide chief compliance officer services to the Fund.  For these services Matrix will receive a fee of $18,000 per year, plus out of pocket expenses.  For the six-month period ended October 31, 2010, Matrix earned $9,075 including out of pocket expenses, with $1,575 remaining payable at October 31, 2010.

Certain officers of the Fund are also employees of Matrix.

The Fund and Adviser have entered into a Distribution Agreement with Matrix Capital Group, Inc.  Pursuant to the Distribution Agreement, Matrix will provide distribution services to the Fund.  Matrix serves as underwriter/distributor of the Fund.  Pursuant to the Distribution Agreement, Matrix receives $7,200 per year from the Fund.  Distribution fees paid to Matrix were paid from accruals made pursuant to Rule 12b-1 under the 1940 Act.

A separate plan of distribution has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares.  With respect to Class A shares, the plan provides that the Fund may pay a servicing or Rule 12b-1 fee of up to 0.25% annually of the Fund’s average net assets, and up to 1.00% annually of the Fund’s average net assets attributable to Class C shares to persons or institutions for performing certain servicing functions for the Fund’s shareholders.  Under the plan the Fund may pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plans for the Class A and Class C shares in The USX China Fund took effect September 23, 2005 and July 1, 2005, respectively.  For the six-month period ended October 31, 2010, the Fund accrued $4,073 in 12b-1 expenses attributable to Class C shares.  For the six-month period ended October 31, 2010, the Fund accrued $17,049 in 12b-1 expenses attributable to Class A shares.

Parr Family of Funds	SEMI-ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2010 (Unaudited)

5.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at October 31, 2010 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$14,501,651	$2,277,605	$(2,044,686)	$182,919

The difference between book basis unrealized appreciation and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. As of April 30, 2010, the Fund’s most recent fiscal year end, the Fund’s components of distributable earnings on a tax basis were as follows:

Unrealized Appreciation	$1,328,308
Capital Loss Carryforwards	(3,386,133)
Post-October Losses	(1,200,556)
Distributable Earnings, Net	$(3,258,381)

The undistributed ordinary income, capital gains, carryforward losses and post-October losses shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statement of assets and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences due to the tax deferral of post-October losses.

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year.  The Fund’s carryforward losses and post-October losses are determined only at the end of each fiscal year.  As of April 30, 2010 the Fund elected to defer net capital losses as indicated in the chart below.

Capital Loss Carryforwards Expiring			Post-October Losses
2017	2018	Total	Deferred	Utilized
$(2,967,345)	$(418,788)	$(3,386,133)	$(1,200,556)	$(6,586,413)

7.	CONCENTRATION OF RISK

The USX China Fund will normally invest over 80% of its assets in stocks issued by companies listed on U.S. exchanges whose principal business is located in or centered on the People’s Republic of China. Investing in companies from one geographic region may pose additional risks inherent to a region’s economic and political situation.

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of October 31, 2010, Sterne, Agee & Leach, Inc. held 51.93% of The USX China Fund Class A shares in an omnibus account for the sole benefit of its customers.  As of October 31, 2010, Sterne, Agee & Leach, Inc. and Penson Financial Servizes. held 62.89% and 27.84%, respectively of The USX China Fund Class C shares in omnibus accounts for the sole benefit of their customers.

9.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications.  The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

Parr Family of Funds	SEMI-ANNUAL REPORT
The USX China Fund
Additional information (Unaudited)

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information – The tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2011 to determine the calendar year amounts to be included on their 2010 tax returns.  Shareholders should consult their own tax advisors.

Total Fund operating expense ratios as stated in the current Fund prospectus dated August 29, 2010 for the Class A and Class C shares were as follows:
The USX China Fund Class A shares, gross of fee waivers or expense reimbursements	2.97%
The USX China Fund Class A shares, after waiver and reimbursement***	2.25%
The USX China Fund Class C shares, gross of fee waivers or expense reimbursements	3.72%
The USX China Fund Class C shares, after waiver and reimbursement***	3.00%

*** The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, costs of investing in underlying funds and extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to 2.00% of the average daily net assets of the Fund through October 1, 2011.  Total Gross Operating Expenses for the six month period ended October 31, 2010 were 3.36% for the Class A shares and 4.11% for the Class C shares.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the six month period ended October 31, 2010.  It is expected that the Expense Limitation Agreement will continue from year-to-year, provided such continuance is approved by the Board of Trustees of the Fund.

Annual Review and Approval of Continuance of Investment Advisory Agreement

The Trust's Board of Trustees unanimously approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) for a one year period ending July 31, 2011 after reviewing and considering such information as the Board deemed reasonably necessary to evaluate the nature and scope of the services to be provided by the Adviser to the Fund, including; the proposed compensation terms for the Adviser; the Expense Limitation Agreement; the Adviser's history and experience; and the effect growth of assets of the Fund would have on the Fund's advisory fees and expense ratio.  To aid it in its review, the Board reviewed various informational materials including, without limitation, copies of the draft Advisory Agreement and the Expense Limitation Agreement; a memorandum from the Adviser to the Board including information about the Adviser, its business, its finances, its personnel, its services to the Fund and comparative expense ratio information for other mutual funds with similar strategies as the Fund (the "Advisor Memorandum"); and a memorandum from Kilpatrick Stockton LLP (counsel to the Trust) to the Board regarding considerations relevant to a review of investment advisory contracts by investment company trustees (the “Counsel Memorandum”).

In deciding on whether to approve the continuation of the Advisory Agreement, the Trustees considered numerous factors, including:

(i)
The nature, extent, and quality of the services provided by the Adviser.  In this regard, the Board reviewed the services being provided by the Adviser to the Fund including, without limitation, its investment advisory services since the Fund’s inception, its coordination of services among the Fund’s service providers, its compliance procedures and practices, and its efforts to promote the Fund and assist in its distribution.

Parr Family of Funds	SEMI-ANNUAL REPORT
The USX China Fund
Additional information (Unaudited)

Annual Review and Approval of Continuance of Investment Advisory Agreement (continued)

The Board also noted that the Trust’s president, secretary, and treasurer are employees of the Adviser, and serve the Trust without additional compensation from the Fund.  After reviewing the foregoing information and further information in the Adviser Memorandum (e.g., descriptions of the Adviser’s business and the Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and adequate for the Fund.

(ii)
The investment performance of the Fund and Adviser.  In this regard, the Board compared the performance of the Fund with the performance of benchmark indices, comparable funds managed by other advisers and comparable peer group indices.  The Board also considered the consistency of the Adviser’s management of the Fund with the Fund’s investment objective and policies.  Following discussion of the short and long-term investment performance of the Fund, the Adviser’s experience in managing the Fund and separate accounts, the Adviser’s historical investment performance and other factors, the Board concluded that the investment performance of the Fund and the Adviser has been satisfactory.

(iii)
The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund.  In this regard, the Board considered the Adviser’s staffing, personnel, and methods of operating; the Adviser’s compliance policies and procedures; the financial condition of the Adviser and the level of commitment to the Fund and the Adviser by the principal of the Adviser; the asset levels of the Fund; and the overall expenses of the Fund, including certain current and past fee waivers and expense reimbursements by the Adviser on behalf of the Fund.  The Board discussed the Fund’s Expense Limitation Agreement with the Adviser, and considered the Adviser’s past fee waivers under the Expense Limitation Agreement.

The Board also considered potential benefits to the Adviser in managing the Fund, including promotion of the Adviser’s name and the ability for the Adviser to place small accounts into the Fund.  The Board compared the expense cap of the Fund to a peer group of other funds comparable to the Fund in terms of the type of fund and the nature of the investment strategy and markets invested in, among other factors.  The Board determined that, while the Fund’s expense cap is higher than the other funds, the expense cap is nonetheless reasonably close to the average expense cap of its peer group, especially when considering that the Fund has the least assets under management of the peer group and invests solely in companies in mainland China.

The Board also compared the management fee the Adviser charges the Fund with the management fees charged to the Adviser’s separately managed accounts. While the management fee charged to separately managed accounts is lower than that charged to the Fund, the Board recognized that the Adviser provides more services and has many more obligations to the Fund. Furthermore, due to the Fund’s current expense cap, the management fee ultimately paid by the Fund is less than those paid by the Adviser’s separately managed accounts.

Following the foregoing comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Adviser by the Fund are fair and reasonable.

(iv)
The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefits of each Fund’s investors.  In this regard, the Board considered that the Fund’s fee arrangements with the Adviser involve both a management fee and an Expense Limitation Agreement.  The Board determined that the Fund has experienced benefits from the Expense Limitation Agreement in prior years.  The Board noted that, while the management fee would remain the same at all asset levels, the Fund will benefit from economies of scale under its agreements with service providers other than the Adviser.  Additionally, the Fund has experienced benefits from the Expense Limitation Agreement and, due to the size of the Fund, the Fund would likely continue to experience benefits from the Expense Limitation Agreement until the Fund grows to a level where the Adviser receives its full fee.  Following further discussion of the Fund’s asset levels, expectations for growth and levels of fees, the Board determined that the Fund’s fee arrangement with the Adviser continues to provide benefits through the Expense Limitation Agreement and that, at the Fund’s current and projected asset levels for the next year, the Fund’s arrangement with the Adviser is fair and reasonable.

Parr Family of Funds
5100 Poplar Avenue
Suite 3117
Memphis, TN 38137

INVESTMENT ADVISER
Parr Financial Group, LLC
5100 Poplar Avenue
Suite 3117
Memphis, TN 38137

ADMINISTRATOR & TRANSFER AGENT
Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

DISTRIBUTOR
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway
Suite 1100
Westlake, OH 44145-1524

LEGAL COUNSEL
Kilpatrick Stockton LLP
1100 Peachtree Street
Suite 2800
Atlanta, GA 30309

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Parr Family of Funds

By Stephen L. Parr	/s/ Stephen L. Parr
President,
Date: January 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Stephen L. Parr	/s/ Stephen L. Parr
President
Date: January 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Dorothy L. Westmoreland	/s/ Dorothy L. Westmoreland
Treasurer
Date: January 3, 2011